Property and Equipment, Net (Details)	12 Months Ended
	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)	Apr. 30, 2021 JPY (¥)
Property and Equipment, Net [Abstract]
Depreciation expense	¥ 778,611	$ 725	¥ 309,508	¥ 67,932